Commitments and Contingencies - Summary of Financing for All Ships (Details) - Ocean Ships - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2024	Dec. 31, 2024
Disclosure of commitments and contingencies [line items]
Price	$ 2,483,096	$ 2,270,400
Viking Vesta
Disclosure of commitments and contingencies [line items]
Price	$ 446,050
Delivery Date	2025
Viking Mira
Disclosure of commitments and contingencies [line items]
Price	$ 501,523
Delivery Date	2026
Viking Libra
Disclosure of commitments and contingencies [line items]
Price	$ 501,523
Delivery Date	2026
Ship XV
Disclosure of commitments and contingencies [line items]
Price	$ 517,000
Delivery Date	2027
Ship XVI
Disclosure of commitments and contingencies [line items]
Price	$ 517,000
Delivery Date	2028